Income Tax Expense (Details) - Schedule of Income Tax Expense (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Details) - Schedule of Income Tax Expense (Parentheticals) [Line Items]
Tax at the Australian tax rate	25.00%	25.00%